UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Sigma Investment Management Company
Address: 	121 SW Morrison Street
		Suite 800

		Portland, OR 97204



13F File Number:  28-14865

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      	Jim Van Horn
Title:     	COO/CCO
Phone:     	(503) 419-3938

Signature, Place, and Date of Signing:

     /s/	Jim Van Horn	Portland, OR	May 2, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $136,108 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
US Bancorp Del New             COM              902973304      236     6962 SH       SOLE                     6962
SPDR Select Sector-Consumer Di ETF              81369y407     5761   108704 SH       SOLE                   106179              2525
SPDRs                          ETF              78462F103      288     1839 SH       SOLE                     1839
Vanguard Dividend Appreciation ETF              921908844    14541   221320 SH       SOLE                   217728              3592
Vanguard Large Cap ETF         ETF              922908637      294     4103 SH       SOLE                     4103
iRussell 1000 Index            ETF              464287622    19240   220614 SH       SOLE                   220614
iRussell 3000 Index            ETF              464287689     1921    20553 SH       SOLE                    20553
iShares Kld 400 Social Index   ETF              464288570      517     8893 SH       SOLE                     8893
iShares S&P 500                ETF              464287200     5309    33735 SH       SOLE                    33395               340
Jm Smucker Co New              COM              832696405     1797    18118 SH       SOLE                    18118
Keycorp - New                  COM              493267108      103    10319 SH       SOLE                    10319
Midcap SPDRs                   ETF              78467Y107      235     1119 SH       SOLE                     1119
iRussell 2000 Value            ETF              464287630    23834   284382 SH       SOLE                   281217              3165
Vanguard Ftse All World Ex-Us  ETF              922042775     1954    42156 SH       SOLE                    42156
Vanguard Total World Stock Ind ETF              922042742      847    16201 SH       SOLE                    16201
iShares MSCI ACWI Index        ETF              464288257     3407    67136 SH       SOLE                    66252               884
iShares Tr MSCI Eafe Index Fd  ETF              464287465    13056   221363 SH       SOLE                   220093              1270
Vanguard Emerging Markets Etf  ETF              922042858     9479   220975 SH       SOLE                   218419              2556
SPDR Barclays 1-3 Month T-Bill ETF              78464A680      250     5462 SH       SOLE                     5462
SPDR Series Trust Nuvn Brcly M ETF              78464a458      840    34919 SH       SOLE                    34919
iShares S&P National Muni Bond ETF              464288414     8308    75412 SH       SOLE                    75412
SPDR Series Trust Brclys Intl  ETF              78464a516      697    11921 SH       SOLE                    11921
iShares Barclays Aggregate Bon ETF              464287226    22828   206155 SH       SOLE                   203124              3031
Costco Wholesale               COM              22160k105      276     2597 SH       SOLE                     2597
Paulson Capital Corp           COM              703797100       90   120000 SH       SOLE                   120000